SEGMENTED INFORMATION (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Consolidated revenue	10.00%	10.00%
Revenue One	$ 1.3